Segmented Information - Schedule of plant and equipment by geographical location (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	$ 202,848	$ 95,356
ROU asset	5,546	7,588
Total plant and equipment	208,394	102,944
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	101,311	74,425
ROU asset	1,837	3,552
Total plant and equipment	103,148	77,977
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	25,953	19,529
ROU asset	3,661	3,946
Total plant and equipment	29,614	23,475
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	75,581	0
ROU asset	0	0
Total plant and equipment	75,581	0
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	0	1,367
ROU asset	0	0
Total plant and equipment	8	1,367
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	0	0
ROU asset	0	0
Total plant and equipment	0	0
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	3	35
ROU asset	48	90
Total plant and equipment	$ 51	$ 125